Pensions and other post-employment benefits - US Investment Strategies (Details) - United States	Dec. 31, 2020 plan
Investment strategies
Pension target allocation range (as a percent)	100.00%
Percentage of plan assets (as a percent)	100.00%
Opeb target allocation (as a percent)	100.00%
Percentage of post employment plan assets (as a percent)	100.00%
Number of separate trusts in addition to the Master Trust	2
Equity securities
Investment strategies
Percentage of plan assets (as a percent)	3.00%
Opeb target allocation (as a percent)	47.00%
Percentage of post employment plan assets (as a percent)	47.00%
Investment allocation balance (as a percent)	20.00%
Fixed income securities
Investment strategies
Percentage of plan assets (as a percent)	80.00%
Opeb target allocation (as a percent)	15.00%
Percentage of post employment plan assets (as a percent)	15.00%
Investment allocation balance (as a percent)	80.00%
Real estate
Investment strategies
Percentage of plan assets (as a percent)	5.00%
Short-term investments
Investment strategies
Opeb target allocation (as a percent)	38.00%
Percentage of post employment plan assets (as a percent)	38.00%
Private equity and other
Investment strategies
Percentage of plan assets (as a percent)	12.00%
Minimum | Equity securities
Investment strategies
Pension target allocation range (as a percent)	0.00%
Minimum | Fixed income securities
Investment strategies
Pension target allocation range (as a percent)	77.00%
Minimum | Real estate
Investment strategies
Pension target allocation range (as a percent)	4.00%
Minimum | Private equity and other
Investment strategies
Pension target allocation range (as a percent)	6.00%
Maximum | Equity securities
Investment strategies
Pension target allocation range (as a percent)	(6.00%)
Maximum | Fixed income securities
Investment strategies
Pension target allocation range (as a percent)	(87.00%)
Maximum | Real estate
Investment strategies
Pension target allocation range (as a percent)	(8.00%)
Maximum | Private equity and other
Investment strategies
Pension target allocation range (as a percent)	13.00%